COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS

NOTE 15 - COMMITMENTS:

Agreements to purchase intellectual property and commercial products:

1)   On August 11, 2010, the Company acquired intellectual property for three gastrointestinal therapeutic candidates through an asset purchase agreement with a publicly-traded Australian company. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

Through December 31, 2025, the Company has paid the Australian company in total $1.5 million.

2)   On June 30, 2014, the Company entered into an agreement with a German company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan, and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts, as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2025, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits, as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2025, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018, the Company elected to convert the remaining $0.5 million into increased future potential royalty payments. The liability is adjusted based on the Company's expectations for future royalty payments.  As of December 31, 2025, and December 31, 2024, the Company recognized $0.5 million as a non-current liability for the potential royalty payments.

4)   Movantik® acquisition:

Effective April 1, 2020 (the (“Effective Date”), RedHill Inc. entered into an exclusive license agreement with AstraZeneca, granting RedHill Inc. exclusive, worldwide (excluding Europe, Canada) commercialization and development rights to Movantik® (naloxegol).

The total acquisition consideration, including upfront payment, discounted present value of the deferred payment amounted to approximately $65 million amortized over 12.5 years from the effective date.

See also note 15 (5) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.

5) Movantik Transactions:

a)	On February 2, 2023, the Company and RedHill Inc. reached an agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. HCRM assumed substantially all post-closing liabilities, and RedHill Inc. retained substantially all pre-closing liabilities relating to Movantik®. As part of the parties' arrangement, and to ensure continuous patient care, RedHill Inc. also provided nine months of paid transition services. HCRM retained security interests in certain of the Company’s assets until substantially all pre-closing liabilities of Movantik® have been paid or other specific conditions are met. Following the agreement, the $16 million held as restricted cash under the Credit Agreement was deposited into an escrow account to pay pre-closing liabilities of Movantik®.

Accounting treatment:

The gains from transferring Movantik® rights and extinguishment of debt obligations include: (1) the gain from the sale of Movantik®, reflecting the difference between the carrying value and fair value of the assets transferred, and presented in the consolidated statements of comprehensive income (loss) as part of the results from discontinued operations in the amount of $35.5 million and (2) the gain from the debt extinguishment, reflecting the difference between the carrying amount (the amortized cost) of the financial liability to HCRM and the fair value of the assets transferred, presented as financial income as part of the results from discontinued operations in the amount of $20.6 million.

To determine the fair value of the rights to Movantik®, the Company based its estimate on the terms outlined in a non-binding term sheet with a third party which ultimately did not materialize, which included a cash payment of $95 million for the rights to Movantik®.

The fair value of nonmonetary assets relating to Movantik® transferred to settle debt obligations was used to measure debt extinguishment gain. The service fees relating to the transition services are presented in the Company’s consolidated statement of comprehensive income (loss) as other income as part of the results from discontinued operations.

b)	On July 15, 2024, the Company and RedHill Inc signed a Global Termination Agreement with Movantik Acquisition Co., Valinor Pharma, LLC, and HCR Redhill SPV, LLC, affiliates of HCRM (the “Global Termination Agreement”). This agreement terminates the Credit Agreement dated February 23, 2020, as amended on February 2, 2023, which included a lien on Talicia® and Aemcolo® assets and established an escrow account with restricted funds for Movantik® liabilities (for further details, see note 1(a)(2) above and notes 14(a), 15(4) and 15(5).

The Global Termination Agreement terminated all existing credit ties, removing the aforementioned lien and restoring control over the restricted escrow funds and settlement of trade balances resulting from the transition services. In connection with the agreement, the Company received approximately $9.9 million in cash for the settlement of liabilities related to Movantik®, that were allocatable to HCRM and its affiliates under their agreements with the Company. As the cash received was less than the total net amount of these liabilities (approximately $12.2 million), the Company recognized a loss of approximately $2.3 million resulting from the termination agreement, presented under other expenses in the Consolidated Statements of Comprehensive Income (Loss) as part of the results from discontinued operations. In addition, the Company gained full control over $0.7 million previously held in the restricted account.

6)

In October 2021, the Company entered into a license agreement with Gaelan Medical Trade LLC ("Gaelan") for Talicia® in the United Arab Emirates (UAE). The Company received a $2 million upfront payment in April 2022 and is eligible for additional milestone payments and tiered royalties up to mid-teens on net sales of Talicia® in the UAE. Gaelan is responsible for obtaining and maintaining regulatory approvals, and any and required clinical or other studies. In March 2022, the agreement was amended to Gaelan to sublicense or assign its rights and obligations.

A related supply agreement designates the Company (via a third party CMO) as exclusive manufacturer and supplier of Talicia® to Gaelan during the term of the agreement.

The Company accounted for the license and manufacturing and supply services as distinct performance obligations, mainly due to the manufacturing not being specialized or unique and can be manufactured by others (i.e. – the good or service is capable of being distinct), as well as due to that the license agreement and the manufacturing and supply services do not significantly affect each other (i.e. – the promise is distinct within the context of the contract).

In August 2024, Gaelan made its first commercial sale in the UAE, triggering a $0.5 million milestone payment due in August 2025. The Company recognized this milestone as revenue in the Consolidated Statements of Comprehensive Income (Loss) for the year ended 2024, along with royalty revenues from sales made during the year. Revenue recognized in connection with this arrangement is included in discontinued operations (see Note 26).

In September 2025, the Company and Gaelan entered into an amendment to the license agreement, pursuant to which the licensed territory was expanded to include additional countries in the Gulf Cooperation Council (“GCC”), subject to the Company’s approval and other contractual conditions. The amendment provides for additional non-refundable upfront and milestone payments, including aggregate fixed payments of $0.5 millions payable regardless of regulatory approvals or commercialization outcomes, as well as additional contingent milestone payments and continued minimum tiered royalties on net sales across the expanded territory. Certain of the milestone and royalty-related payments are subject to regulatory approvals, commercial launches, and the passage of time.

In connection with the THI transactions (see notes 16 and 17), the Company transferred to THI its rights to all future proceeds and receivables under this arrangement, while retaining certain receivables existing as of the transaction date.

7)   In March 2022, the Company entered into an exclusive license agreement with Kukbo Co. Ltd ("Kukbo") for oral opaganib for the treatment of COVID-19 in South Korea. Under the terms of the license agreement, the Company is entitled to an upfront payment of $1.5 million as well as milestone payments and royalties on net sales. Kukbo is entitled under the agreement to the exclusive rights to opaganib in South Korea for COVID-19.

Following Kukbo’s default in paying the Company $5 million under a subscription agreement, dated October 25, 2021, in exchange for ADSs, and the $1.5 million due under the license agreement as described above, the Company filed a lawsuit in NYC against Kukbo in September 2022. Kukbo subsequently filed claims against RedHill.

In December 2024, the court granted summary judgment in the Company’s favor, awarding approximately $6.5 million in principal, plus accrued interest at a rate of 9% per annum- amounting to approximately $2.2 million as of December 31, 2025. The court also awarded attorneys’ fees and related amounts, which together with accrued statutory interest amounted to approximately $1.9 million as of December 31, 2025. The summary judgement became final in October 2025, and the attorneys’ fee award subsequently became final in March 2026 after Kukbo did not perfect its appeal. As of December 31, 2025, the Company had not recognized any revenue under the license agreement as the criteria for revenue recognition were not yet met.

The Company is party to a contingency fee agreement with its legal counsel, Haynes and Boone, LLP, as amended on December 29, 2024. Under the amended agreement, the firm is entitled to a double-digit percentage of gross recovery. If no collection is made within six months following a final favorable outcome, which in this case began in March 2026 when the attorneys’ fee award became final and no further appeal remained available, the Company is required to pay such firm its standard fees incurred since entering into the contingency fee agreement. If collections are made thereafter, the Company is required to pay additional amounts such that the total amount paid equals the contractual contingent fee.

       Following the finalization of the summary judgment with respect to the principal award in October 2025, the Company concluded that a present obligation existed in respect of the minimum amount payable under the contingent fee agreement, since a favorable outcome was no longer contingent. Accordingly the Company recognized in 2025 an expense and corresponding accrual of approximately $1.4 million.

Any additional payments contingent upon future collections will be recognized when the relevant conditions are met.

8)   In July 2024, the Company terminated its license agreement with Cosmo for Aemcolo®, a treatment for traveler’s diarrhea. The agreement, initially dated October 17, 2019, was officially terminated on October 8, 2024. Upon termination, the Company ceased all commercialization of Aemcolo® and all rights under the agreement reverted to Cosmo.

9)

On February 24, 2025, the Company entered into an exclusive license agreement with Hyloris Pharmaceuticals SA (“Hyloris”) for the development and commercialization of RHB-102 (Bekinda®) in all territories outside the United States, Canada and Mexico. Under the agreement, the Company received a payment of $0.1 million and is entitled to minimum annual payments. In addition, the Company is entitled to receive up to $60 million in potential milestone payments contingent upon achieving specified commercial targets, and tiered royalties of up to the mid-20% on net sales, net of certain cost recoupments. See note 21.